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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Lipsky
Title:         Senior Portfolio Manager
Phone:         (212) 651-9500

Signature, Place, and Date of Signing:

/s/ Michael Lipsky            New York, NY               May 13, 2011
--------------------       -------------------         ----------------
     [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                13
                                                 --------

Form 13F Information Table Value Total:           $57,257
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Form 13F File Number            Name
     ------            ----------------------          -------------

     None.

                                        MatlinPatterson Capital Management L.P.
                                               Form 13F Information Table
                                              Quarter ended March 31, 2011


                              TITLE OF                      VALUE     SHRS or  SH/  PUT/  INV/   OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC.  MNGRS   SOLE  SHARED  NONE
--------------------------  --------------      ---------  ---------  -------  ---  ----  -----  -----   ----  ------  ----
DYNEGY INC DEL               COM                26817G300  $    142    25,000  SH         SOLE             X
K V PHARMACEUTICAL CO        CL A               482740206  $    150    25,000  SH         SOLE             X
LEAR CORP                    COM NEW            521865204  $  7,086   145,000  SH         SOLE             X
NEXEN INC                    COM                65334H102  $  8,099   325,000  SH   CALL  SOLE             X
PMI GROUP INC                COM                69344M101  $  1,350   500,000  SH         SOLE             X
SHAW GROUP INC               COM                820280105  $  4,784   135,113  SH         SOLE             X
SOLUTIA INC                  COM NEW            834376501  $  1,270    50,000  SH         SOLE             X
SONDE RES CORP               COM                835426107  $  1,354   375,000  SH         SOLE             X
SPANSION INC                 COM CL A NEW       84649R200  $  9,522   510,000  SH         SOLE             X
TEMPLE INLAND INC            COM                879868107  $  8,190   350,000  SH         SOLE             X
UNITED STATES OIL FUND LP    UNITS              91232N108  $  8,520   200,000  SH   CALL  SOLE             X
WHITE MTNS INS GROUP LTD     COM                G9618E107  $    264       726  SH         SOLE             X
LYONDELLBASELL INDUSTRIES N  SHS - A -          N53745100  $  6,526   165,000  SH         SOLE             X


                                                Total      $ 57,257
                                                (in thousands)